INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in deferred income tax accounts
Opening balance	$ (176,147,045)	$ (163,350,223)
Increase (decrease) in deferred tax	(50,692,808)	(31,400,047)
Increase (decrease) due to foreign currency translation	8,953,517	18,603,225
Total movements	(41,739,291)	(12,796,822)
Ending balance	(217,886,336)	$ (176,147,045)
Increase in profits due to tax incentive	$ 3,740,000